Leases - Additional Information (Details) £ in Millions						1 Months Ended			12 Months Ended
	Jun. 01, 2020	Feb. 28, 2020 USD ($)	Feb. 28, 2020 GBP (£)	Feb. 21, 2020 USD ($)	Jul. 08, 2016	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($) Lease	Dec. 31, 2022 GBP (£)	Oct. 01, 2021 USD ($)	Feb. 21, 2020 GBP (£)
Lease Disclosure [Line Items]
Number of operating leases | Lease									10
Future minimum lease payments									$ 9,088,000
Maximum
Lease Disclosure [Line Items]
Required minimum balance maintained in connection with lease									100,000
Master Service Agreement
Lease Disclosure [Line Items]
Lease term					5 years
Lease expiration date					Aug. 31, 2020
Lease renewal expiration date	Aug. 31, 2023
Master Service Agreement | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments									$ 500,000	£ 0.4
Six Agreements
Lease Disclosure [Line Items]
Lease expiration date							Jul. 31, 2022
Non-cancellable Operating Lease
Lease Disclosure [Line Items]
Lease term				10 years							38 months	10 years
Lease term, break clause period				5 years
Letter of credit expiration date									Sep. 30, 2023
Non-cancellable Operating Lease | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments				$ 3,400,000								£ 2.8
Required minimum balance maintained in connection with lease											$ 100,000
Manufacturing Services Collaboration Agreement
Lease Disclosure [Line Items]
Lease term		4 years	4 years
Manufacturing Services Collaboration Agreement | Maximum
Lease Disclosure [Line Items]
Collaboration agreement cancellation penalty amount		$ 2,500,000	£ 2.2
Lease of Warehouse
Lease Disclosure [Line Items]
Lease term								10 years
Lease term, break clause period								5 years
Lease of Warehouse | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments									$ 2,800,000	2.3
Lease of Office Premises
Lease Disclosure [Line Items]
Lease term						3 years
Lease term, break clause period						2 years
Lease of Office Premises | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments									100,000	0.1
Lease of Lab and Office Premises
Lease Disclosure [Line Items]
Lease term						10 years
Lease of Lab and Office Premises | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments									$ 800,000	£ 0.7
Lease term, break clause period						6 years
Lease of Lab and Office Premises | Minimum
Lease Disclosure [Line Items]
Lease term, break clause period						3 years